Trademarks and Patents, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,629	$ 134,283	$ 48,331	$ 408,994	$ 543,320	$ 638,579
Intangible impairment expense	$ 8,353	$ 28,038	$ 23,930	$ 28,038	$ 31,272	$ 103,800